Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 40,770	$ 30,080
Other assets	7,389	6,793
Total assets	819,449	757,400
Liabilities and Stockholders' Equity
Subordinated debentures	23,787	23,726
Stockholders' equity	63,593	59,737	$ 71,701
Total liabilities and stockholders' equity	819,449	757,400
Parent Company
Assets
Cash and cash equivalents	12,094	11,273
Investment in the Bank	71,787	69,914
Other assets	4,078	3,110
Total assets	87,959	84,297
Liabilities and Stockholders' Equity
Subordinated debentures	23,787	23,726
Other liabilities	579	834
Stockholders' equity	63,593	59,737
Total liabilities and stockholders' equity	$ 87,959	$ 84,297